Intangibles And Goodwill (Intangibles Subject To Amoritzation) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 522	$ 523	$ 505
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	1,013	928
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	491	405
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	481	471	440
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	897	806
Software [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	416	335
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2	8	11
Software Under Construction [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2	8
Software Under Construction [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	0	0
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	39	44	$ 54
Customer Relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	114	114
Customer Relationships [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 75	$ 70